Preferred shares and other financial instruments subject to redemption and other preferential rights (Tables)	12 Months Ended
Dec. 31, 2024
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Abstract]
Summary of other financial instruments and convertible redeemable preferred shares

As of December 31,
2023
RMB’000
Other financial instruments (Note 23(a))	138,938
Convertible redeemable preferred shares (Note 23(b))	8,042,784
8,181,722

Summary of other financial instruments issued to investors

The movement of other financial instruments issued to investors during the years presented is set out as below:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
As of January 1	752,120	621,449	138,938
Issuance of financial instruments	583,975	—	—
Issuance of convertible redeemable preferred shares according to the commitment (Note 23(b))	(818,244)	(538,696)	(115,753)
Changes in the carrying amount	41,130	48,408	4,208
Cancellation of other financial instruments issued to an investor	—	—	(27,831)
Foreign exchange effect	62,468	7,777	438
As of December 31	621,449	138,938	—

Summary of movements of financial liabilities	The movements of these financial liabilities during the years presented are set out as below:

	Series B-1	Series B-2	Series B-3	Series C-1	Series D	Series D+
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Shares	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2022	704,338	182,130	322,283	1,829,765	—	—	3,038,516
Issuance of new convertible redeemable preferred shares	—	—	—	—	1,579,435	—	1,579,435
Repurchase of convertible redeemable preferred shares	—	—	(39,467)	—	—	—	(39,467)
Changes in the carrying amount of convertible redeemable preferred shares	109,216	17,379	36,424	146,249	128,812	—	438,080
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	767,688	—	50,556	—	—	—	818,244
Exercise of warrants to subscribe for convertible redeemable preferred shares (Note 27)	—	—	63,980	—	109,037	—	173,017
Foreign exchange effect	96,840	17,453	33,811	174,309	65,867	—	388,280
As of December 31, 2022	1,678,082	216,962	467,587	2,150,323	1,883,151	—	6,396,105

	Series B-1	Series B-2	Series B-3	Series C-1	Series D	Series D+
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Shares	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Issuance of new convertible redeemable preferred shares	—	—	—	—	219,037	266,225	485,262
Changes in the carrying amount of convertible redeemable preferred shares	140,860	18,161	39,441	153,256	151,422	2,500	505,640
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	—	—	—	—	—	538,696	538,696
Foreign exchange effect	29,250	3,781	8,151	37,327	34,021	4,551	117,081
As of December 31, 2023	1,848,192	238,904	515,179	2,340,906	2,287,631	811,972	8,042,784
Changes in the carrying amount of convertible redeemable preferred shares	116,264	15,083	32,554	126,495	120,517	50,133	461,046
Issuance of convertible redeemable preferred shares under the commitments in other financial instruments issued to investors (Note 23(a))	—	—	—	—	115,753	—	115,753
Conversion into Class A ordinary shares upon IPO of the Company	(1,971,168)	(254,856)	(549,605)	(2,475,929)	(2,532,302)	(865,056)	(8,648,916)
Foreign exchange effect	6,712	869	1,872	8,528	8,401	2,951	29,333
As of December 31, 2024	—	—	—	—	—	—	—